DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Deposits Prepayments And Other Receivables
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

	As of December 31,
	2025	2024
	$’000	$’000

Other receivables	132	47
Advances to suppliers	8	434
Deposits	71	89
Prepayment (a)	1,032	320

Total	1,243	890

(a)	Prepayment mainly consist of prepaid insurance and professional consultancy and advisory services relating to corporation, financial, and strategic matters.